Document And Entity Information	6 Months Ended
Jun. 30, 2026

Entity Central Index Key	0001939965
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-41606
Entity Registrant Name	BRERA HOLDINGS PLC
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31